Financial instruments	6 Months Ended
Jun. 30, 2024
Financial instruments
Financial instruments

Note 4:   Financial Instruments

As detailed in the Group’s most recent annual financial statements, the principal financial instruments consist of derivative financial instruments, other investments, trade and other receivables, cash and cash equivalents, trade and other payables, lease liabilities and interest-bearing loans and borrowings.

The Group has certain equity investments that are categorised as Level 3 in the fair value hierarchy that are held at $337m (31 December 2023: $313m) and for which a fair value gain of $1m has been recognised in the six months ended 30 June 2024 (H1 2023: $1m). In the absence of specific market data, these unlisted investments are held at fair value based on the cost of investment and adjusted as necessary for impairments and revaluations on new funding rounds, which are seen to approximate the fair value. All other fair value gains and/or losses that are presented in Net gains/(losses) on equity investments measured at fair value through other comprehensive income in the Condensed consolidated statement of comprehensive income for the six months ended 30 June 2024 are Level 1 fair value measurements, valued based on quoted prices in active markets.

Financial instruments measured at fair value include $1,670m of other investments, $5,463m held in money-market funds, and $133m of derivatives as at 30 June 2024. With the exception of derivatives being Level 2 fair valued, and certain equity instruments of $350m categorised as Level 3, the aforementioned balances are Level 1 fair valued. Financial instruments measured at amortised cost include $97m of cash collateral pledged to counterparties. The total fair value of interest-bearing loans and borrowings at 30 June 2024, which have a carrying value of $33,533m in the Condensed consolidated statement of financial position, was $32,231m.

Table 24: Financial instruments – contingent consideration

	2024			2023
	Diabetes
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	1,945	192	2,137	2,222
Additions through business combinations	-	198	198	60
Settlements	(473)	(1)	(474)	(398)
Revaluations	220	31	251	202
Discount unwind	50	7	57	66
At 30 June	1,742	427	2,169	2,152

Contingent consideration arising from business combinations is fair valued using decision-tree analysis, with key inputs including the probability of success, consideration of potential delays and the expected levels of future revenues.

The contingent consideration balance relating to BMS’s share of the global diabetes alliance of $1,742m (31 December 2023: $1,945m) would increase/decrease by $174m with an increase/decrease in sales of 10%, as compared with the current estimates.